INCOME TAXES INCOME TAXES (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Benefit from) provision for income taxes from continuing operations
Tax at statutory federal income tax rate		$ 51.9	$ 60.3	$ 57.2
State taxes (net of Federal benefit)		(1.7)	2.3	1.0
Change in valuation allowance		(4.9)	(13.9)	(2.1)
Foreign tax differential on income/losses of foreign subsidiaries		(14.5)	(18.0)	(33.7)
U.S. tax on multi-national operations		7.2	16.3	7.7
Change in foreign tax rates		3.7	0.7	0.0
Tax effect of dispositions		0.0	0.0	(27.2)
2017 Federal Tax Act		0.0	5.5	46.9
Expired stock awards		0.0	0.0	2.0
Pension plan settlement		0.0	(7.1)	0.0
Other		(3.9)	(0.7)	0.6
Total provision for (benefit from) income taxes		37.8	45.4	52.4
Provisional income tax expense (benefit) from Tax Cuts and Jobs Act of 2017		50.4
Effect on change in valuation allowance from Tax Cuts and Jobs Act of 2017		2.1
Undistributed Earnings of Foreign Subsidiaries		90.0
Operating Loss Carryforwards		536.0
Income Taxes Paid, Net		46.8	52.7	29.0
Income Taxes Receivable, Current		24.3	13.5
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the Beginning of the Period	$ 33.7	13.5	33.7	30.6
Additions for current year tax positions		0.0	0.0	0.0
Additions for prior year tax positions		2.0	6.1	11.9
Reductions for prior year tax positions		(0.4)	(14.8)	(0.7)
Reductions for tax positions related to current year		0.0	0.0	0.0
Reductions related to expirations of statute of limitations		(0.8)	(0.8)	(1.3)
Settlements		0.0	(10.7)	(6.8)
Balance at the End of the Period		14.3	13.5	$ 33.7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		6.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		4.0
Income Tax Examination, Penalties and Interest Accrued		1.2	$ 1.0
Spain
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		30.0
Italy
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		161.0
China
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		52.0
Germany
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		245.0
Other Countries
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		48.0
Australia
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		21.0
State and Local Jurisdiction
(Benefit from) provision for income taxes from continuing operations
Provisional income tax expense (benefit) from Tax Cuts and Jobs Act of 2017		1.3
Continuing Operations
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income Tax Examination, Penalties and Interest Expense (Benefit)	$ 6.6	$ 0.2